Finance Income and Expense - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 USD ($)
Finance Income Expense [line items]
Foreign exchange gain 9loss) | €	€ 6.9	€ (2.8)	€ (12.0)	€ 4.1		€ (12.0)
Foreign currency denominated cash and cash equivalent accounts and investment					$ 40.9		$ 92.6
Private placements [member]
Finance Income Expense [line items]
Increase in cash, cash equivalents					$ 55.8